Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Sales	$ 794,012	$ 843,215
Cost of sales, excluding depletion	245,794	243,801
Depletion	252,287	262,380
Gross margin	295,931	337,034
Impairment charges		228,680
Net earnings	427,115	57,703
Cash Flow From Operations	477,413	538,808
Total Assets	6,470,046	5,683,313
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(51,650)	(34,673)
Cash Flow From Operations	(29,509)	(30,298)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(41,187)	(30,399)
Cash Flow From Operations	(40,363)	(29,570)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	(5,826)	13,535
Cash Flow From Operations	1,403	5,874
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings		886
Cash Flow From Operations		(579)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	131,184	(50,651)
Cash Flow From Operations	(69,429)	(54,573)
Total Assets	313,207	260,036
Gain on disposal of the san dimas spa [member]
Disclosure of operating segments [line items]
Net earnings	245,715
Income tax expense material reconciling items[member]
Disclosure of operating segments [line items]
Net earnings	(15,868)
Cash Flow From Operations	(960)
Gold interests [member]
Disclosure of operating segments [line items]
Sales	441,193	423,941
Cost of sales, excluding depletion	142,728	133,165
Depletion	146,319	140,684
Gross margin		150,092
Net earnings	152,146	150,092
Cash Flow From Operations	297,016	287,045
Total Assets	3,656,056	3,342,589
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	21,785	35,253
Cost of sales, excluding depletion	6,804	11,202
Depletion	13,525	21,547
Gross margin		2,504
Net earnings	1,456	2,504
Cash Flow From Operations	14,959	24,042
Total Assets	366,463	379,988
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	336,474	317,596
Cost of sales, excluding depletion	106,347	100,946
Depletion	102,672	96,103
Gross margin		120,547
Net earnings	127,455	120,547
Cash Flow From Operations	230,126	216,650
Total Assets	2,706,060	2,808,732
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	15,259	11,125
Cost of sales, excluding depletion	4,818	3,537
Depletion	4,504	3,619
Gross margin		3,969
Net earnings	5,937	3,969
Cash Flow From Operations	10,441	7,575
Total Assets	117,547	122,051
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	33,955	59,967
Cost of sales, excluding depletion	10,367	17,480
Depletion	10,459	19,415
Gross margin		23,072
Net earnings	13,129	23,072
Cash Flow From Operations	22,162	38,778
Total Assets	21,359	31,818
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	26,943
Cost of sales, excluding depletion	13,177
Depletion	12,234
Net earnings	1,532
Cash Flow From Operations	13,766
Total Assets	208,195
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	6,777
Cost of sales, excluding depletion	1,215
Depletion	2,925
Net earnings	2,637
Cash Flow From Operations	5,562
Total Assets	236,432
Silver interests [member]
Disclosure of operating segments [line items]
Sales	343,579	419,274
Cost of sales, excluding depletion	101,410	110,636
Depletion	101,935	121,696
Gross margin		186,942
Impairment charges		228,680
Net earnings	140,234	(41,738)
Cash Flow From Operations	242,242	306,336
Total Assets	1,847,668	2,080,688
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	34,082	33,026
Cost of sales, excluding depletion	12,863	11,353
Depletion	15,572	14,168
Gross margin		7,505
Net earnings	5,647	7,505
Cash Flow From Operations	21,219	21,470
Total Assets	246,231	261,803
Silver interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	40,594	65,677
Cost of sales, excluding depletion	10,549	16,790
Depletion	3,575	5,713
Gross margin		43,174
Net earnings	26,470	43,174
Cash Flow From Operations	30,045	48,887
Total Assets		134,862
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	77,691	87,906
Cost of sales, excluding depletion	20,501	20,856
Depletion	14,528	14,827
Gross margin		52,223
Net earnings	42,662	52,223
Cash Flow From Operations	57,190	67,050
Total Assets	388,722	403,250
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	86,408	100,617
Cost of sales, excluding depletion	17,265	20,183
Depletion	47,561	58,168
Gross margin		22,266
Net earnings	21,582	22,266
Cash Flow From Operations	69,143	80,434
Total Assets	710,077	757,638
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	104,804	132,048
Cost of sales, excluding depletion	40,232	41,454
Depletion	20,699	28,820
Gross margin		61,774
Impairment charges		228,680
Net earnings	43,873	(166,906)
Cash Flow From Operations	64,645	88,495
Total Assets	502,638	523,135
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	794,012	843,215
Cost of sales, excluding depletion	245,794	243,801
Depletion	252,287	262,380
Gross margin		337,034
Impairment charges		228,680
Net earnings	295,931	108,354
Cash Flow From Operations	546,842	593,381
Total Assets	6,156,839	$ 5,423,277
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	9,240
Cost of sales, excluding depletion	1,656
Depletion	4,033
Net earnings	3,551
Cash Flow From Operations	7,584
Total Assets	259,693
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Total Assets	$ 393,422